Regulatory Capital (Schedule Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	$ 92,442	$ 83,615
CET1: Actual Amount	77,442
Tier I risk-based capital ratio: Actual Amount	92,442	83,615
Total risk-based capital ratio: Actual Amount	$ 102,809	$ 92,691
Leverage ratio: Actual Ratio	8.82%	8.71%
CET1: Actual Ratio	9.37%
Tier I risk-based capital ratio: Actual Ratio	11.18%	11.57%
Total risk--based capital ratio: Actual Ratio	12.43%	12.83%
Leverage ratio: For Capital Adequacy Purposes Amount	$ 41,934	$ 38,405
CET1: For Capital Adequacy Purposes Amount	37,210
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	49,613	28,900
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	$ 66,151	$ 57,779
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
CET1: For Capital Adequacy Purposes Ratio	4.50%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	$ 83,316	$ 74,819
CET1: Actual Amount	83,316
Tier I risk-based capital ratio: Actual Amount	83,316	74,819
Total risk-based capital ratio: Actual Amount	$ 102,179	$ 92,388
Leverage ratio: Actual Ratio	7.95%	7.80%
CET1: Actual Ratio	10.08%
Tier I risk-based capital ratio: Actual Ratio	10.08%	10.37%
Total risk--based capital ratio: Actual Ratio	12.36%	12.80%
Leverage ratio: For Capital Adequacy Purposes Amount	$ 41,908	$ 38,381
CET1: For Capital Adequacy Purposes Amount	37,193
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	49,590	28,874
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	$ 66,120	$ 57,747
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
CET1: For Capital Adequacy Purposes Ratio	4.50%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	$ 52,385	$ 47,976
CET1: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	53,723
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	66,120	43,310
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	$ 82,650	$ 72,184
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
CET1: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	6.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%